Equity - Additional Information (Details)	12 Months Ended
Dec. 31, 2020 class_of_stock vote $ / shares shares
Class of Stock [Line Items]
Number of classes of preferred stock | class_of_stock	1
Number of classes of common stock | class_of_stock	3
Preferred stock, authorized (in shares)	100,000,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001
Preferred stock issued (in shares)	0
Preferred stock outstanding (in shares)	0
Public Warrants
Class of Stock [Line Items]
Warrant exercise price (in USD per share) | $ / shares	$ 11.50
Warrants term	5 years
Warrant redemption price (in USD per share) | $ / shares	$ 0.01
Class of Warrant or Right, Notice Of Redemption, Minimum Period	30 days
Stock price minimum to redeem warrants (in USD per share) | $ / shares	$ 18.00
Warrant redemption, consecutive trading days	20 days
Warrant redemption, trading days	30 days
Warrants outstanding (in shares)	21,473,567
Private Placement Warrants
Class of Stock [Line Items]
Warrant redemption, trading days	10 years
Warrants outstanding (in shares)	1,500,000
Common Class A
Class of Stock [Line Items]
Common stock, number of votes per share | vote	1
Common stock, issued (in shares)	40,835,093
Common Class A | Public Warrants
Class of Stock [Line Items]
Number of shares called by each warrant (in shares)	1
Common Class B
Class of Stock [Line Items]
Common stock, issued (in shares)	0
Common Class C
Class of Stock [Line Items]
Common stock, number of votes per share | vote	10
Common stock, issued (in shares)	144,235,246
Common stock, voting rights, maximum percent	75.00%